Annual Fund Operating Expenses - DWS Small Cap Growth Fund	Feb. 01, 2021
Class A
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	0.23%
Other expenses	0.37%	[1]
Total annual fund operating expenses	1.25%
Fee waiver/expense reimbursement	0.04%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.21%
Class T
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	0.25%
Other expenses	0.37%	[1]
Total annual fund operating expenses	1.27%
Fee waiver/expense reimbursement	0.06%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.21%
Class C
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	0.99%
Other expenses	0.46%	[1]
Total annual fund operating expenses	2.10%
Fee waiver/expense reimbursement	0.14%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.96%
Class R
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	0.50%
Other expenses	0.44%	[1]
Total annual fund operating expenses	1.59%
Fee waiver/expense reimbursement	0.13%
Total annual fund operating expenses after fee waiver/expense reimbursement	1.46%
Class R6
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	0.24%	[1]
Total annual fund operating expenses	0.89%
Fee waiver/expense reimbursement	none
Total annual fund operating expenses after fee waiver/expense reimbursement	0.89%
INST Class
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	0.34%	[1]
Total annual fund operating expenses	0.99%
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.96%
Class S
Operating Expenses:
Management fee	0.65%
Distribution/service (12b-1) fees	none
Other expenses	0.34%	[1]
Total annual fund operating expenses	0.99%
Fee waiver/expense reimbursement	0.03%
Total annual fund operating expenses after fee waiver/expense reimbursement	0.96%

[1]	”Other expenses “ for Class T are based on estimated amounts for the current fiscal year.